Group Balance Sheet - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Non-current assets
Property, plant and equipment	R 48,269	R 41,348
Intangible assets	6	19
Restricted cash and investments	7,015	6,494
Investments in associates	197	165
Deferred tax assets	114	140
Other non-current assets	360	344
Derivative financial assets	236	453
Total non-current assets	56,197	48,963
Current assets
Inventories	3,825	3,603
Restricted cash and investments	46	39
Trade and other receivables	4,002	2,604
Derivative financial assets	332	558
Cash and cash equivalents	13,101	4,693
Total current assets	21,306	11,497
Total assets	77,503	60,460
Share capital and reserves
Attributable to equity holders of the parent company	48,235	40,774
Share capital and premium	32,934	32,934
Other reserves	717	5,602
Retained earnings	14,584	2,238
Non-controlling interest	277	175
Total equity	48,512	40,949
Non-current liabilities
Deferred tax liabilities	4,475	2,951
Provision for environmental rehabilitation	6,098	5,155
Other provisions	196	526
Borrowings	1,894	1,785
Contingent consideration liability	976	850
Other non-current liabilities	276	276
Derivative financial liabilities	2,688	609
Total non-current liabilities	16,603	12,152
Current liabilities
Other provisions	65	19
Borrowings	59	9
Trade and other payables	6,724	5,629
Contingent consideration liability	481	115
Derivative financial liabilities	5,059	1,502
Streaming contract liability	0	85
Total current liabilities	12,388	7,359
Total equity and liabilities	R 77,503	R 60,460